Securities - Gross Unrealized Losses and Fair Values by Investment Type (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	$ 14,487	$ 275,781
Debt securities, available-for-sale, unrealized losses, less than twelve months	445	19,984
Debt securities, available-for-sale, fair value, twelve months or more	652,697	490,301
Debt securities, available-for-sale, unrealized losses, twelve months or more	64,719	67,361
Debt securities, available-for-sale, fair value, total	667,184	766,082
Debt securities, available-for-sale, unrealized losses, total	65,164	87,345
U.S. agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	130	8,244
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	799
Debt securities, available-for-sale, fair value, twelve months or more	8,453	2,587
Debt securities, available-for-sale, unrealized losses, twelve months or more	797	301
Debt securities, available-for-sale, fair value, total	8,583	10,831
Debt securities, available-for-sale, unrealized losses, total	797	1,100
U.S. agency residential mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	358	33,784
Debt securities, available-for-sale, unrealized losses, less than twelve months	1	1,920
Debt securities, available-for-sale, fair value, twelve months or more	80,008	54,793
Debt securities, available-for-sale, unrealized losses, twelve months or more	8,980	8,341
Debt securities, available-for-sale, fair value, total	80,366	88,577
Debt securities, available-for-sale, unrealized losses, total	8,981	10,261
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	1,609
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	73
Debt securities, available-for-sale, fair value, twelve months or more	12,297	11,844
Debt securities, available-for-sale, unrealized losses, twelve months or more	1,409	1,521
Debt securities, available-for-sale, fair value, total	12,297	13,453
Debt securities, available-for-sale, unrealized losses, total	1,409	1,594
Private label mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	6,285	39,954
Debt securities, available-for-sale, unrealized losses, less than twelve months	356	2,582
Debt securities, available-for-sale, fair value, twelve months or more	79,507	53,346
Debt securities, available-for-sale, unrealized losses, twelve months or more	6,951	6,014
Debt securities, available-for-sale, fair value, total	85,792	93,300
Debt securities, available-for-sale, unrealized losses, total	7,307	8,596
Other asset backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	7,714	110,859
Debt securities, available-for-sale, unrealized losses, less than twelve months	88	2,657
Debt securities, available-for-sale, fair value, twelve months or more	97,203	83,802
Debt securities, available-for-sale, unrealized losses, twelve months or more	1,851	3,373
Debt securities, available-for-sale, fair value, total	104,917	194,661
Debt securities, available-for-sale, unrealized losses, total	1,939	6,030
Obligations of states and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	56,455
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	10,216
Debt securities, available-for-sale, fair value, twelve months or more	301,038	231,705
Debt securities, available-for-sale, unrealized losses, twelve months or more	38,644	40,349
Debt securities, available-for-sale, fair value, total	301,038	288,160
Debt securities, available-for-sale, unrealized losses, total	38,644	50,565
Corporate
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	24,876
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	1,737
Debt securities, available-for-sale, fair value, twelve months or more	73,249	51,293
Debt securities, available-for-sale, unrealized losses, twelve months or more	6,046	7,414
Debt securities, available-for-sale, fair value, total	73,249	76,169
Debt securities, available-for-sale, unrealized losses, total	6,046	9,151
Trust preferred
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	0
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	0
Debt securities, available-for-sale, fair value, twelve months or more	942	931
Debt securities, available-for-sale, unrealized losses, twelve months or more	41	48
Debt securities, available-for-sale, fair value, total	942	931
Debt securities, available-for-sale, unrealized losses, total	$ 41	$ 48